Insurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase in market interest rates impact on net income	$ (7)	$ (2)
1% decrease in market interest rates impact on net income	4
10% increase in equity market values impact on net income	1	6
10% decrease in equity market values impact on net income	(3)	(8)
5% increase in maintenance expenses impact on net income	(33)	(29)
Life insurance [member]
Life Insurance
2% adverse change in annuitant mortality rates impact on net income	(205)	(131)
2% adverse change in assurance mortality rates impact on net income	(60)	(59)
5% adverse change in morbidity rates impact on net income	(205)	(188)
10% adverse change in lapse rates impact on net income	$ (247)	$ (226)